UNAUDITED QUARTERLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY FINANCIAL INFORMATION	UNAUDITED QUARTERLY FINANCIAL INFORMATION

	2025
	March 31	June 30	September 30	December 31
Net sales	$8,925	$9,322	$9,437	$9,758
Gross profit	3,462	3,664	3,233	3,470
Net income (loss) from continuing operations	1,296	1,383	1,895	(106)
Net income (loss) from discontinued operations	171	186	(36)	(17)
Net income (loss) attributable to Honeywell	$1,449	$1,570	$1,825	$(115)

Earnings (loss) per common share from continuing operations—basic[1]	$1.99	$2.17	$2.97	$(0.15)
Earnings (loss) per common share from discontinued operations—basic[1]	0.25	0.29	(0.10)	(0.03)
Earnings (loss) per common share—basic	$2.24	$2.46	$2.87	$(0.18)

Earnings (loss) per common share from continuing operations—assuming dilution[1]	$1.97	$2.16	$2.96	$(0.15)
Earnings (loss) per common share from discontinued operations—assuming dilution[1]	0.25	0.29	(0.10)	(0.03)
Earnings (loss) per common share—assuming dilution[1]	$2.22	$2.45	$2.86	$(0.18)
Cash dividends per common share	$1.13	$1.13	$1.13	$1.19

	2024
	March 31	June 30	September 30	December 31
Net sales	$8,157	$8,572	$8,819	$9,169
Gross profit	3,222	3,351	3,419	3,365
Net income from continuing operations	1,290	1,336	1,226	1,143
Net income from discontinued operations	185	224	189	147
Net income attributable to Honeywell	$1,462	$1,545	$1,413	$1,285

Earnings per common share from continuing operations—basic[1]	$1.96	$2.04	$1.87	$1.76
Earnings per common share from discontinued operations—basic[1]	0.28	0.33	0.30	0.22
Earnings per common share—basic[1]	$2.24	$2.37	$2.17	$1.98

Earnings per common share from continuing operations—assuming dilution[1]	$1.95	$2.03	$1.86	$1.74
Earnings per common share from discontinued operations—assuming dilution[1]	0.28	0.33	0.30	0.22
Earnings per common share—assuming dilution[1]	$2.23	$2.36	$2.16	$1.96
Cash dividends per common share	$1.08	$1.08	$1.08	$1.13

1
Total for the full year may differ from the sum of the individual quarters due to the requirement to use weighted average shares each quarter, which may fluctuate with share repurchases and share issuances, and due to the impact of losses in a quarter.